Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as discussed in Note 1 and Note 5, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

NOTE 10. SUBSEQUENT EVENTS

The Company has evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than those subsequent events described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 11, 2024, Pono Capital Two, Inc., a Delaware corporation (the “Company” or “Pono”), filed an amended preliminary proxy statement with the U.S. Securities and Exchange Commission (“SEC”) in connection with the special meeting of stockholders. As more fully described in the proxy statement, the special meeting will be held for the purpose of considering and voting on a proposal to amend (the “Extension Amendment”) the Company’s Third Amended and Restated Certificate of Incorporation (the “Charter”), to extend the date by which the Company has to consummate a business combination from February 9, 2024 to November 9, 2024.

In connection with the Extension Amendment, public stockholders may elect to redeem their shares for a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account established in connection with the Company’s initial public offering (the “Trust Account”), including interest not previously released to the Company to pay franchise and income taxes, divided by the number of then outstanding public shares. If the Extension Amendment is approved by the requisite vote of stockholders, the remaining holders of public shares will retain their right to redeem their public shares when the business combination is submitted to the stockholders, subject to any limitations set forth in the Charter, as amended by the Extension Amendment.

On January 11, 2024, the Company entered into the 2024 Non-Redemption Agreement with an unaffiliated investor (the “Holder”) which agreed to acquire from public stockholders of the Company 1,500,000 to 1,700,000 shares of Class A common stock, par value $0.0001 per share, of the Company (“Common Stock”) in the open market, at a prices no higher than the redemption price per share payable to stockholders who exercise redemption rights in connection with the stockholder vote to approve the Company’s proposed business combination (“Business Combination”) with SBC Medical Group Holdings Incorporated, a Delaware corporation (the “Target”), prior to the stockholder meeting to vote on the Extension Amendment (the “Meeting Date”) and to agree to waive its redemption rights and hold the shares until after the closing of the Business Combination. In consideration of the Holder’s agreement to waive its redemption rights with respect to the shares, and subject to (i) the Holder acquiring 1,500,000 to 1,700,000 shares of Common Stock in the open market, and (ii) Holder’s satisfaction of its other obligations under the 2024 Non-Redemption Agreement, the Company, on the closing date of the Business Combination, provided that Holder has continued to hold the Holder’s shares through the closing date, Target and Yoshiyuki Aikawa, the chief executive officer of the Target, shall cause to be issued or transferred to Holder a number of shares of Common Stock held by Dr. Aikawa (the “Incentive Shares”), which will equal one (1) Incentive Share for each public share purchased in the open market pursuant to the 2024 Non-Redemption Agreement that is continuously owned by Holder until the closing date of the Business Combination. The 2024 Non-Redemption Agreement terminates on the earliest to occur of (i) the closing date of the Business Combination, (ii) the termination of the related Business Combination Agreement, or (iii) April 30, 2024 (the “Clearance Date”) if the Company has not cleared all SEC comments to its proxy statement in connection with the Business Combination by that date. On March 15, 2024, the parties to the 2024 Non-Redemption Agreement entered into an amendment to the 2024 Non-Redemption Agreement to extend the Clearance Date to June 30, 2024, and to agree to close the business combination on or before August 31, 2024.

On February 3, 2024, the Company held a special meeting of stockholders (the “Special Meeting”), and the chairman adjourned the Special Meeting to February 3, 2024. During the Special Meeting, stockholders approved an amendment to the Company’s amended and restated certificate of incorporation (i) to extend the date by which the Company has to consummate a business combination from February 9, 2024 to November 9, 2024 for no additional amount to be paid by the Sponsor into the Trust Account and (ii) to provide for the right of a holder of Class B common stock to convert such shares into shares of Class A common stock on a one-for-one basis prior to the closing of a business combination at the election of the holder (the “Extension Amendment”). The Company’s stockholders elected to redeem an aggregate of 273,334 shares of Class A common stock of the Company in connection with the Special Meeting. Following such redemptions, the amount of funds remaining in the trust account is approximately $17.9 million.

On February 27, 2024, the Company and SBC entered into an Amendment to the Note Purchase Agreement (the “Amended Note Purchase Agreement”), which increased the purchase price of the Note from $1,000,000 to $2,700,000. In connection with entering into the Amended Note Purchase Agreement, the Company and SBC amended the Note (the “Amended Note”) to increase the Principal Amount from $1,000,000 to $2,700,000. In consideration for entering into the Amended Note, each of the parties to the Merger Agreement agreed to release each other party from any claims arising out of any termination of the Merger Agreement or failure to consummate the transactions contemplated thereby.